S000049244 [Member] Annual Fund Operating Expenses - Tax-Exempt High Yield Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	0.76%	[1]
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	0.54%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	1.01%	[1]
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	0.89%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.54%	[1]
Expenses (as a percentage of Assets)	1.76%	[1]
Fee Waiver or Reimbursement	(0.12%)	[1]
Net Expenses (as a percentage of Assets)	1.64%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	0.76%	[1]
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.61%	[1]

[1]	Until February 28, 2027, Russell Investment Management, LLC has contractually agreed to waive 0.12% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2027, Russell Investments Fund Services, LLC has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.03% of its transfer agency fees for Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.